Other financial assets	9 Months Ended
Sep. 30, 2025
Disclosure of financial assets [abstract]
Other financial assets	Other financial assets
Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF SEPTEMBER 30, 2025
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	4,929	4,283
Deposits	863	693
Other	126	126
Total other non-current financial assets	5,919	5,102
Advances related to CRO contracts	7,418	7,945
Receivable from Citibank	—	1,226
Deposits	136	—
Total other current financial assets	7,554	9,171
Advances related to CRO contracts
These advances granted in 2022 for clinical studies are to be recovered at the end of the studies after final reconciliation with pass-
through costs, which are being invoiced and paid as studies are carried out. These long-term advances were measured at fair value on initial recognition, using discount rates ranging from 0.19% to 7.16%, and are subsequently measured at amortized cost. The recovery dates of the first two advances are scheduled in the first half of 2026.
During the first half of 2023, additional advances related to CRO contracts amounting to €1,620 thousand were made (undiscounted amount). These long-term advances were measured at fair value on initial recognition, using discount rates ranging from 7.09% to
7.59%, and are subsequently measured at amortized cost.
At inception, a prepaid expenses asset was recognized for the difference between the advances’ nominal value and fair value, and spread over the term of the advances, at the rate of recognition of the related R&D expenses (see Note 10).
In March 2024, a change order was signed with the CRO, extending the scope (addition of maintenance studies) and end date of one of the studies to 2029, thus postponing the recovery date of the corresponding advance of €5,538 thousand from June 2026 to June 2029.
The Group considered that this asset modification met the criteria for derecognition, and recognized a new financial asset at fair value on that date, using a discount rate of 6.83%. Since the Group considers that these advances are made in exchange for a discount on future services to be received from the CROs, a prepaid expense asset was also recognized for the difference between the derecognized asset carrying value and new asset fair value, and spread over the term of the advance (equal to the period of service) in a similar manner.
The credit risk related to these advances is deemed insignificant due to the CROs' credit ratings.
Receivable from Citibank
As part of the depositary agreement between Citibank and the Group, the latter is entitled to receive a portion of the issuance, cancellation and depositary service fees collected from ADS holders by Citibank, who is acting as the Group's exclusive depositary for its publicly listed ADSs (see Note 18).
Deposits
Deposits include the Paris and Boston offices lease contracts, the ATM Program, as well as other security deposits.